Property Plant and Equipment - Schedule of Total Future Lease Payments (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	$ 47,415,134	$ 10,275,337
Less Than One Year [Member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	3,234,700	1,975,728
From One to Five Years [Member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	10,943,060	6,954,425
More Than Five Years [Member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	$ 33,237,374	$ 1,345,183